Other current and Long Term liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Schedule Of Other Current Liabilities [Table Text Block]
Other current liabilities comprise the following:

	December 31,
(In thousands of U.S. dollars)	2012	2013

R&D credit tax financing short term	-	7,121
Funding from partner GSK short term	669	679
Employee service award provision short term	263	285
Provision for retirement indemnity short term	-	153
Other	-	71
Valued-added tax payable	201	1
Total Other current liabilities	1,133	8,310

Schedule Of Long Term Liabilities [Table Text Block]
Other long term liabilities are composed of the following:

	December 31,
(In thousands of U.S. dollars)	2012	2013

Funding from partner GSK long term	6,345	5,953
R&D credit tax financing long term	12,661	6,113
Provision for retirement indemnity (see note 21)	2,875	3,834
Employee service award provision long term	2,768	-
Other	31	40
Total Other long term liabilities	24,680	15,940